Inventories (Tables)	12 Months Ended
Mar. 31, 2014
Inventories [Abstract]
Schedule of Inventories, Net of Allowances

Inventories, net of allowances, by major categories are summarized as follows:

	March 31,
	2013	2014

Raw materials	$6,565	$5,198
Work-in-progress	3,080	4,289
Finished goods	1,731	1,525
	$11,376	$11,012

Schedule of Obsolescence Allowance for Inventory

Obsolescence allowance for inventory is as follows:

	Year ended March 31
	2012	2013	2014

Balance at beginning of the year	$4,416	$3,711	$3,450
Additional charges	263	110	134
Written off	(968)	(371)	(30)
Balance at the end of the year	$3,711	$3,450	$3,554